Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
ASSETS
CURRENT ASSETS
Cash in bank	402,451,863	17,660,758	2,535,789
Short term investment	33,540,301	27,761,919	3,986,147
Other receivables – intercompany	522,047,391	875,276,939	125,675,120
Total current assets	958,039,555	920,699,616	132,197,056
OTHER ASSETS
Other receivable-related parties	5,738,130	49,794,054	7,149,593
Investment in subsidiaries	300,285,822	80,972,615	11,626,312
Total other assets	306,023,952	130,766,669	18,775,905
Total assets	1,264,063,507	1,051,466,285	150,972,961
LIABILITIES AND SHAREHOLDERS’ EQUITY
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Class A ordinary shares, USD 0.0001 par value, 20,115,570 shares authorized, 20,115,570 shares issued and outstanding of December 31, 2021 and 2022	13,095	13,095	1,880
Class B ordinary shares, USD 0.0001 par value, 466,967,730 shares authorized, 153,300,513 shares issued and outstanding of December 31, 2021 and 2022	102,127	102,127	14,664
Additional paid-in capital	1,454,680,407	1,552,410,496	222,990,166
Accumulated deficit	(164,334,928)	(517,971,017)	(74,371,969)
Statutory reserves	28,573,157	24,478,153	3,514,653
Accumulated other comprehensive loss	(54,970,351)	(7,566,569)	(1,086,433)
Total shareholders’ equity	1,264,063,507	1,051,466,285	150,972,961
Total liabilities and shareholders’ equity	1,264,063,507	1,051,466,285	150,972,961

Schedule of parent company statements of operations and comprehensive loss
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
OPERATING EXPENSES
General and administrative	(8,400,720)	(10,704,897)	(7,372,851)	(1,058,618)
Research and development	(43,402,651)	(27,394,359)	(242,803,298)	(34,862,490)
Stock compensation	(191,418,458)	(10,582,557)	(6,447,471)	(925,749)
Total operating expenses	(243,221,829)	(48,681,813)	(256,623,620)	(36,846,857)
LOSS FROM OPERATIONS	(243,221,829)	(48,681,813)	(256,623,620)	(36,846,857)
OTHER INCOME (EXPENSE)
Investment income (loss)	12,284,332	2,491,671	(29,052,387)	(4,171,437)
Interest income	37,679	2,408	78,931,	11,333
Finance expense	(32,259)	(21,282)	(22,526)	(3,234)
Other income (expense), net	(147)	503,806	3,452,034	495,654
Equity income (loss) of subsidiaries	79,764,356	(190,267,969)	(75,563,525)	(10,849,659)
Total other income (expense), net	92,053,961	(187,291,366)	(101,107,473)	(14,517,343)
NET LOSS	(151,167,868)	(235,973,179)	(357,731,093)	(51,364,200)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(38,531,887)	(19,536,206)	47,403,782,	6,806,390
COMPREHENSIVE LOSS	(189,699,755)	(255,509,385)	(310,327,311)	(44,557,810)

Schedule of parent company statements of cash flows
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(151,167,868)	(235,973,179)	(357,731,093)	(51,364,200)
Adjustments to reconcile net income to cash used in operating activities:
Stock compensation expense	191,418,458	10,582,557	6,447,471	925,749
(Gain) loss from short term investment	(12,284,332)	(2,491,671)	29,052,387	4,171,437
Equity (income) loss of subsidiaries and VIEs	(79,764,356)	190,267,969	75,563,525	10,849,659
Change in operating assets and liabilities
Intercompany	(295,669,805)	(199,216,770)	(140,366,420)	(20,154,269)
Prepaid expenses	(1,680,156)	1,571,484	—	—
Net cash used in operating activities	(349,148,059)	(235,259,610)	(387,034,130)	(55,571,624)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of short term investments	(173,557,366)	(98,023,653)	(314,610,239)	(45,172,765)
Redemptions of short term investments	151,096,293	99,084,663	294,130,260	42,232,183
Long term investment in subsidiaries	(202,168,656)	870,953	—	—
Net cash (used in) provided by investing activities	(224,629,729)	1,931,963	(20,479,979)	(2,940,582)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from public offerings, net	572,812,469	508,132,968	—	—
Repayment to related party loans	—	(2,274,154)	—	—
Sale of subsidiary’s noncontrolling interest	—	87,369,300	—	—
Net cash provided by financing activities	572,812,469	593,228,114	—	—
EFFECT OF EXCHANGE RATE ON CASH	(14,014,753)	(12,519,279)	22,723,004	3,262,643
CHANGES IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(14,980,072)	347,381,188	(384,791,105)	(55,249,563)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	70,050,747	55,070,675	402,451,863	57,785,352
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	55,070,675	402,451,863	17,660,758	2,535,789
	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Cash and cash equivalents	41,981,726	402,451,863	17,660,758	2,535,789
Restricted cash	13,088,949	—	—	—
Total cash, cash equivalents and restricted cash shown in the parent company statements of cash flows	55,070,675	402,451,863	17,660,758	2,535,789